COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.	The Company and Compugen USA, Inc. lease their respective facilities and motor vehicles under various operating lease agreements that expire on various dates.

Annual future minimum rental commitments under non-cancelable operating lease agreements as of June 30, 2018, are approximately as follows:

December 31,

2018	873
2019	1,707
2020	1,677
2021	436
4,693

Operating lease expenses for the Company and Compugen USA, Inc. were approximately $ 757 and $ 685 for the six-month periods ended June 30, 2018 and 2017, respectively.

The above annual minimum future rental commitments exclude an option to extend the lease of the Company facility for two consecutive additional five-year periods following expiration of the current lease period.

b.	The Company provided bank guarantees in the amount of $ 627 in favor of its offices' lessor in Israel and credit card security for its U.S. subsidiary.

c.
Under the office of the Israel Innovation Authority of the Israeli Ministry of Industry, Trade and Labor, formerly known as the Office of the Chief Scientist, ("IIA"), the Company is not obligated to repay any amounts received from the IIA if it does not generate any income from the results of the funded research program(s).

If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue arising from such research program(s), up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum amount to be repaid is 100% plus interest at LIBOR).

For the six-month periods ended June 30, 2018 and 2017, the Company had aggregate paid and accrued royalties to the IIA, recorded as cost of revenues in the consolidated statement of comprehensive loss, in the amounts of $ 350 and $ 0, respectively.

As of June 30, 2018, the Company's aggregate contingent obligations for payments to IIA, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $ 9,205 million.

d.
Under the Israel-U.S. Binational Industrial Research and Development ("BIRD") plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. The Company received $ 500 under the BIRD plan in the period between December 2005 and March 2012. As of June 30, 2018, the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and, therefore, no obligation was recorded.

e.
On June 25, 2012, the Company and its U.S. subsidiary entered into an Antibodies Discovery Collaboration Agreement (the "Antibodies Discovery Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. Under the Antibodies Discovery Agreement, the mAb Technology Company will be entitled to certain royalties that could be eliminated upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2018, the Company had not incurred any obligation for such Contingent Fees.

f.
On May 9, 2012, the Company entered into an agreement (the "May 2012 Agreement") with a U.S. business development strategic advisor ("Advisor") for the purpose of entering into transactions with Pharma companies related to selected Pipeline Program candidates. Under the agreement, the Advisor is entitled to at least 4% of the cash consideration that may be received by the Company under such transactions.

On February 27, 2014, the Company entered into a new agreement (the "New Agreement") (replacing the May 2012 Agreement, which was terminated on that date except for certain payments arising from the Bayer Agreement, which survive termination) with the Advisor for certain services with respect to financing, strategic and other agreements. Under the New Agreement, the Advisor is entitled to up to 1% of cash consideration that may be received under specified financing agreements and a fee that will be determined in good faith in respect to all other transactions.

g.
Effective as of January 5, 2018, the Company entered into a Commercial License Agreement (CLA) with a European cell line development company. Under the agreement the Company is required to pay an annual maintenance fee, certain amounts upon the occurrence of specified milestones events, and 1% royalties on annual net sales with respect to each commercialized product manufactured using the company’s cell line. Royalties due under the CLA are creditable against the annual maintenance fee.  In addition, the Company may at any time prior to the occurrence of a specific milestone event buy-out the royalty payment obligations in a single fixed amount.